Pruco Life Insurance Company	Thomas C. Castano Assistant General Counsel Law Department

Pruco Life Insurance Company 213 Washington Street Newark, NJ 07102-2992 (973) 802-4708 fax: (973) 802-9560

March 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re: Pruco Life Variable Universal Account (File No. 811-5826)

Dear Commissioners:

        On behalf of Pruco Life Insurance Company and the Pruco Life Variable Universal Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2004 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

1.       Filer/Entity:         AIM Variable Insurance Funds
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0000950129-05-001660
         Date of Filing:       02/25/05

2.       Filer/Entity:         American Century Variable Portfolios, Inc.
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000814680-05-000005
         Date of Filing:       02/25/05

3.       Filer/Entity:         Dreyfus Investment Portfolios
         Registration No.:     811-08673
         CIK No.:              00001056707
         Accession No.:        0001056707-05-000004
         Date of Filing:       02/23/05

4.       Filer/Entity:         Dreyfus Variable Investment Fund
         Registration No.:     811-05125
         CIK No.:              0000813383
         Accession No.:        0000813383-05-000004
         Date of Filing:       02/23/05

5.       Filer/Entity:         Franklin Templeton Variable Insurance Products Trust
         Registration No.:     811-05583
         CIK No.:              0000837274
         Accession No.:        0001193125-05-037518
         Date of Filing:       02/25/05

6.       Filer/Entity:         Goldman Sachs Variable Insurance Trust
         Registration No.:     811-08361
         CIK No.:              00001046292
         Accession No.:        0000950123-05-002386
         Date of Filing:       02/28/05

7.       Filer/Entity:         Janus Aspen Series
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        0000906185-05-000003
         Date of Filing:       02/25/05

8.       Filer/Entity:         M Fund Inc.
         Registration No.:     811-09082
         CIK No.:              0000948258
         Accession No.:        0001047469-05-005715
         Date of Filing:       03/08/05

9.       Filer/Entity:         MFS Variable Insurance Trust
         Registration No.:     811-08326
         CIK No.:              0000918571
         Accession No.:        0000950156-05-000127
         Date of Filing:       03/04/05

10.      Filer/Entity:         Oppenheimer Variable Account Funds
         Registration No.:     811-04108
         CIK No.:              0000752737
         Accession No.:        0000935069-05-000355
         Date of Filing:       02/28/05

11.      Filer/Entity:         ProFunds VP
         Registration No,:     811-08239
         CIK No.:              0001039803
         Accession No.:        0001193125-05-051244
         Date of Filing:       03/15/05

12.      Filer/Entity:         T. Rowe Price International Series, Inc.
         Registration No.:     811-07145
         CIK No.:              0000918292
         Accession No.:        0000918292-05-000003
         Date of Filing:       02/28/05

13.      Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0001193125-05-045678
         Date of Filing:       03/10/05

        If you have any questions regarding this filing, please contact me at (973) 802-4708.

                                                                     Sincerely,

                                                                   /s/ Thomas C. Castano

VIA EDGAR